S000057342 [Member] Investment Objectives and Goals - iShares Investment Grade Systematic Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® INVESTMENT GRADE SYSTEMATIC BOND ETFTicker: IGEBStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Investment Grade Systematic Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds.